Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
	Within		Over	At December 31,	At December 31,
	1 year	2 - 5 years	5 years	2019	2018
Accounts payable and accrued liabilities	1,649	-	-	1,649	3,232
Long-term incentive plan (cas h-settled awards)	585	416	-	1,001	541
Corporate office leases	214	518	91	823	202
Total	2,448	934	91	3,473	3,975